Net Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2025
Net Financial Income and Costs
Schedule of net financial income and costs

	For the year ended
	December 31,
	2023	2024	2025
Financial income
Financial income	7,612	190	86
Total financial income	7,612	190	86
Financial costs
Amortization and write-off of deferred loan issuance costs	8,878	—	—
Interest expense on loans	53,694	—	—
Interest expense on leases	3,785	4,662	4,946
Other financial costs including bank commissions	703	168	97
Total financial costs	67,060	4,830	5,043